Severance Pay Obligations, Net - Schedule of Amounts Recognized in the Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Severance pay obligations	$ 391	$ 469
Fair value of plan assets	292	341
Liability in the statements of financial position	$ 99	$ 128